Notes payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The Company issued the following convertible Senior Secured Debentures:

	1st Closing				2nd Closing

1. Date of issuance	May 27, 2014				June 2, 2014

2. Gross amount of debentures		$5,250,000				$1,750,000

3. Term		18 Months				18 Months
	Due	November 30, 2015			Due	November 30, 2015

4. Interest rate		8%	from	May 27, 2014		8%	from	June 2, 2014

5. Class C warrants to debenture holders:
Number issued		5,250,000				1,750,000
Price per share		$0.60				$0.60
Term		5 years				5 years
See condition number 2

Issue Date	Interest Rate	Current Due Date	Amount
September 1, 2013	12.0%	April 30, 2014	$543,300
September 1, 2013	12.0%	April 30, 2014	52,983
September 1, 2013	12.0%	April 30, 2014	52,650
Total			$648,933
Issue Date	Interest Rate	Current Due Date	Amount
September 1, 2013	12.0%	April 30, 2014	$543,300
September 1, 2013	12.0%	April 30, 2014	52,983
September 1, 2013	12.0%	April 30, 2014	52,650
September 1, 2013	12.0%	April 30, 2014	45,000
September 18, 2013	12.0%	April 30, 2014	50,000
September 19, 2013	12.0%	April 30, 2014	30,000
September 19, 2013	12.0%	April 30, 2014	250,000
September 30. 2013	12.0%	April 30, 2014	100,000
Total			$1,123,933